Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 181,237	₨ 272,291	₨ 294,626
Deferred tax expense (income) recognized in profit or loss	(91,054)	(22,335)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(181,237)	(146,703)	(148,106)
Deferred tax expense (income) recognized in profit or loss	(34,535)	1,403
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	0	(125,588)	(146,520)
Deferred tax expense (income) recognized in profit or loss	125,589	20,932
Deferred tax relating to items credited (charged) directly to equity	0	0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	33,028	0	0
Deferred tax expense (income) recognized in profit or loss	33,028	0
Deferred tax relating to items credited (charged) directly to equity	0	0
MAT Credit Entitlement [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	66,318	236,045	₨ 0
Deferred tax expense (income) recognized in profit or loss	0	236,045
Deferred tax relating to items credited (charged) directly to equity	₨ (169,727)	₨ 0